Income Taxes - Reconciliation of the statutory tax rate to effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RATE
Loss before tax:	$ (200,776)	$ (236,513)	$ (285,223)
Income tax, at the statutory rate	$ 10,201	$ 5,649	$ (54,905)
Income tax expense based on federal statutory rate	19.00%	19.00%	19.30%
Effect of different tax rates	(4.40%)	(1.20%)	3.30%
BEAT	(1.20%)
Tax rate modifications			5.70%
Valuation Allowances	(17.80%)	(18.00%)	(20.80%)
Other Permanent differences	(1.30%)	(0.70%)	0.30%
Non-deductible transaction costs	(2.10%)
Withholding tax	(0.70%)	(0.20%)	(0.30%)
Tax indemnity	3.70%	(2.70%)
Sale of Subsidiary		2.20%
Other	(0.30%)	(0.80%)
Effective rate	(5.10%)	(2.40%)	7.50%